UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   DECEMBER 31

Date of Reporting Period:  SEPTEMBER 30, 2014

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED SEPTEMBER 30, 2014



[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA ULTRA SHORT-TERM BOND FUND
SEPTEMBER 30, 2014

                                                                      (Form N-Q)

94426-1114                                   (C)2014, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA ULTRA SHORT-TERM BOND FUND
September 30, 2014 (unaudited)

PRINCIPAL                                                                                                      MARKET
AMOUNT                                                              COUPON                                      VALUE
(000)           SECURITY                                              RATE               MATURITY               (000)
---------------------------------------------------------------------------------------------------------------------
                CORPORATE OBLIGATIONS (46.6%)

                CONSUMER DISCRETIONARY (3.1%)
                -----------------------------
                AUTOMOBILE MANUFACTURERS (0.4%)
$      1,000    Ford Motor Credit Co., LLC                            3.88%             1/15/2015        $      1,010
       1,000    Ford Motor Credit Co., LLC                            1.48(a)           5/09/2016               1,014
                                                                                                         ------------
                                                                                                                2,024
                                                                                                         ------------
                CABLE & SATELLITE (1.0%)
       2,469    CSC Holdings, LLC (b)                                 1.90              4/17/2018               2,450
       1,000    NBCUniversal Enterprise, Inc. (c)                     0.77(a)           4/15/2016               1,003
       2,000    Time Warner Cable, Inc.                               5.85              5/01/2017               2,218
                                                                                                         ------------
                                                                                                                5,671
                                                                                                         ------------
                CASINOS & GAMING (0.3%)
       1,965    MGM Resorts International (b)                         2.90             12/20/2017               1,952
                                                                                                         ------------
                HOTELS, RESORTS & CRUISE LINES (0.3%)
       1,865    Hyatt Hotels Corp.                                    3.88              8/15/2016               1,955
                                                                                                         ------------
                RESTAURANTS (0.7%)
       3,880    ARAMARK Services Inc. (b)                             3.25              9/07/2019               3,819
                                                                                                         ------------
                SPECIALTY STORES (0.4%)
       2,000    Staples, Inc.                                         2.75              1/12/2018               2,027
                                                                                                         ------------
                Total Consumer Discretionary                                                                   17,448
                                                                                                         ------------
                CONSUMER STAPLES (0.7%)
                -----------------------
                DRUG RETAIL (0.4%)
       2,000    CVS Health Corp.                                      2.25             12/05/2018               2,009
                                                                                                         ------------
                PACKAGED FOODS & MEAT (0.3%)
       2,000    Tyson Foods, Inc.                                     2.65              8/15/2019               2,006
                                                                                                         ------------
                Total Consumer Staples                                                                          4,015
                                                                                                         ------------
                ENERGY (1.8%)
                -------------
                OIL & GAS DRILLING (0.2%)
       1,000    Nabors Industries, Inc.                               2.35              9/15/2016               1,022
                                                                                                         ------------
                OIL & GAS EXPLORATION & PRODUCTION (0.3%)
       1,650    EQT Corp.                                             5.15              3/01/2018               1,786
                                                                                                         ------------
                OIL & GAS REFINING & MARKETING (0.3%)
       2,029    Tesoro Corp. (b)                                      2.40              5/30/2016               2,020
                                                                                                         ------------
                OIL & GAS STORAGE & TRANSPORTATION (1.0%)
       3,000    Boardwalk Pipelines, LLC                              5.50              2/01/2017               3,229
       1,000    Sabine Pass LNG, LP                                   7.50             11/30/2016               1,065
       1,000    Sabine Pass LNG, LP (c)                               7.50             11/30/2016               1,065
                                                                                                         ------------
                                                                                                                5,359
                                                                                                         ------------
                Total Energy                                                                                   10,187
                                                                                                         ------------

================================================================================

1  | USAA Ultra Short-Term Bond Fund

================================================================================

PRINCIPAL                                                                                                      MARKET
AMOUNT                                                              COUPON                                      VALUE
(000)           SECURITY                                              RATE               MATURITY               (000)
---------------------------------------------------------------------------------------------------------------------
                FINANCIALS (29.1%)
                ------------------
                ASSET MANAGEMENT & CUSTODY BANKS (0.2%)
$      1,000    State Street Bank & Trust Co.                         0.43%(a)         12/08/2015        $      1,000
                                                                                                         ------------
                CONSUMER FINANCE (2.6%)
       6,000    American Express Bank, FSB                            0.45(a)           6/12/2017               6,001
       2,000    Capital One Bank, N.A.                                2.25              2/13/2019               1,984
       3,530    Capital One, N.A.                                     0.68(a)           3/22/2016               3,540
       1,000    Caterpillar Financial Services Corp.                  0.47(a)           2/26/2016               1,003
       2,000    Ford Motor Credit Co., LLC                            2.75              5/15/2015               2,026
                                                                                                         ------------
                                                                                                               14,554
                                                                                                         ------------
                DIVERSIFIED BANKS (7.0%)
       1,000    Bank of America Corp.                                 1.05(a)           3/22/2016               1,007
       3,250    Bank of America Corp.                                 0.56(a)           8/15/2016               3,231
       2,000    Bank of America Corp.                                 0.49(a)          10/14/2016               1,998
       1,000    Citigroup, Inc.                                       2.25              8/07/2015               1,011
       1,000    Citigroup, Inc.                                       1.25              1/15/2016               1,005
       5,000    Citigroup, Inc.                                       0.50(a)           6/09/2016               4,975
       1,000    Citigroup, Inc.                                       1.93(a)           5/15/2018               1,042
       1,000    Citigroup, Inc.                                       2.50              7/29/2019                 992
       2,000    HSBC USA, Inc.                                        2.38              2/13/2015               2,015
       2,168    JPMorgan Chase & Co.                                  5.25              5/01/2015               2,227
       2,841    JPMorgan Chase & Co.                                  1.44(a)           9/01/2015               2,841
       2,000    JPMorgan Chase & Co.                                  0.94(a)           3/31/2016               2,001
       3,500    Santander Holdings USA, Inc.                          3.00              9/24/2015               3,565
       1,300    U.S. Bancorp                                          3.44              2/01/2016               1,343
       2,000    Wachovia Corp.                                        0.58(a)          10/28/2015               2,004
       3,000    Wachovia Corp.                                        0.60(a)          10/15/2016               3,002
       2,500    Wells Fargo & Co.                                     0.44(a)          10/28/2015               2,503
       2,000    Wells Fargo Bank N.A.                                 0.44(a)           5/16/2016               1,999
                                                                                                         ------------
                                                                                                               38,761
                                                                                                         ------------
                LIFE & HEALTH INSURANCE (3.0%)
       2,067    Lincoln National Corp.                                4.30              6/15/2015               2,120
       2,000    MetLife Global Funding I (c)                          1.88              6/22/2018               1,993
       1,000    New York Life Global Funding (c)                      1.30              1/12/2015               1,003
       1,000    New York Life Global Funding (c)                      0.80              2/12/2016               1,002
       1,000    Principal Life Global Funding II (c)                  1.00             12/11/2015               1,004
       2,000    Principal Life Income Funding Trust                   5.55              4/27/2015               2,059
       3,000    Prudential Covered Trust (c)                          3.00              9/30/2015               3,063
       4,286    Prudential Holdings, LLC (c)                          1.11(a)          12/18/2017               4,320
                                                                                                         ------------
                                                                                                               16,564
                                                                                                         ------------
                MULTI-LINE INSURANCE (0.2%)
       1,000    MassMutual Global Funding, LLC (c)                    2.10              8/02/2018               1,006
                                                                                                         ------------
                MULTI-SECTOR HOLDINGS (1.0%)
       5,000    Leucadia National Corp. (d)                           8.13              9/15/2015               5,334
                                                                                                         ------------
                OTHER DIVERSIFIED FINANCIAL SERVICES (1.5%)
       2,000    General Electric Capital Corp.                        1.26(a)           7/02/2015               2,015
       1,000    General Electric Capital Corp.                        0.83(a)          12/11/2015               1,007
       1,500    General Electric Capital Corp.                        0.43(a)           1/08/2016               1,502
       2,000    General Electric Capital Corp.                        0.88(a)           7/12/2016               2,018
       1,697    General Electric Capital Corp.                        0.55(a)          12/20/2016               1,694
                                                                                                         ------------
                                                                                                                8,236
                                                                                                         ------------
                PROPERTY & CASUALTY INSURANCE (0.8%)
       2,374    CNA Financial Corp.                                   5.85             12/15/2014               2,401
       2,000    Sirius International Group (c)                        6.38              3/20/2017               2,218
                                                                                                         ------------
                                                                                                                4,619
                                                                                                         ------------

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                                                   Portfolio of Investments |  2

================================================================================

PRINCIPAL                                                                                                      MARKET
AMOUNT                                                              COUPON                                      VALUE
(000)           SECURITY                                              RATE               MATURITY               (000)
---------------------------------------------------------------------------------------------------------------------
                REAL ESTATE OPERATING COMPANIES (0.2%)
$      1,068    PPF Funding, Inc. (c)                                 5.63%             1/15/2017        $      1,137
                                                                                                         ------------
                REGIONAL BANKS (7.8%)
       1,500    BOKF, N.A.                                            0.92(a)           5/15/2017               1,503
       6,000    Branch Banking & Trust Co. (d)                        0.55(a)           9/13/2016               5,992
       2,000    Cullen/Frost Bankers, Inc.                            0.76(a)           2/15/2017               1,983
       2,200    Fifth Third Bancorp                                   0.65(a)          12/20/2016               2,196
       3,000    Fifth Third Bank                                      0.64(a)           2/26/2016               3,009
       1,000    Fifth Third Bank                                      0.74(a)          11/18/2016               1,007
       4,000    Huntington National Bank                              1.35              8/02/2016               4,021
       1,968    Key Bank, N.A.                                        4.95              9/15/2015               2,048
       2,000    MUFG Union Bank, N.A.                                 1.50              9/26/2016               2,018
       1,000    MUFG Union Bank, N.A.                                 2.63              9/26/2018               1,018
       1,661    National City Bank                                    0.58(a)          12/15/2016               1,657
       4,225    National City Bank                                    0.60(a)           6/07/2017               4,211
       1,000    PNC Bank, N.A.                                        2.20              1/28/2019               1,002
       1,500    Regions Financial Corp.                               7.75             11/10/2014               1,511
       1,000    SunTrust Bank                                         0.53(a)           4/01/2015               1,000
       4,900    SunTrust Bank                                         0.52(a)           8/24/2015               4,897
         772    SunTrust Bank                                         5.00              9/01/2015                 802
       3,500    Zions Bancorp.                                        6.00              9/15/2015               3,631
                                                                                                         ------------
                                                                                                               43,506
                                                                                                         ------------
                REITs - DIVERSIFIED (0.5%)
         850    Mid-America Apartments, LP                            5.50             10/01/2015                 889
       2,000    Washington REIT                                       5.35              5/01/2015               2,048
                                                                                                         ------------
                                                                                                                2,937
                                                                                                         ------------
                REITs - HEALTH CARE (0.2%)
       1,000    Health Care Property, Inc.                            5.63              5/01/2017               1,101
                                                                                                         ------------
                REITs - HOTEL & RESORT (0.2%)
       1,000    Hospitality Properties Trust                          5.63              3/15/2017               1,085
                                                                                                         ------------
                REITs - INDUSTRIAL (0.1%)
        600     Prologis, LP                                          4.00              1/15/2018                 635
                                                                                                         ------------
                REITs - OFFICE (1.2%)
       1,595    Digital Realty Trust, LP                              4.50              7/15/2015               1,627
       1,942    Equity Commonwealth                                   5.75             11/01/2015               1,988
         640    Mack-Cali Realty, LP                                  5.13              1/15/2015                 648
       2,552    Mack-Cali Realty, LP                                  2.50             12/15/2017               2,589
                                                                                                         ------------
                                                                                                                6,852
                                                                                                         ------------
                REITs - RESIDENTIAL (0.3%)
       1,350    UDR, Inc.                                             4.25              6/01/2018               1,447
                                                                                                         ------------
                REITs - RETAIL (1.6%)
       1,120    DDR Corp.                                             5.50              5/01/2015               1,149
         820    Equity One, Inc.                                      6.00              9/15/2017                 907
         905    Kimco Realty Corp.                                    5.58             11/23/2015                 953
         500    Pan Pacific Retail Properties, Inc.                   5.25              9/01/2015                 520
         500    Realty Income Corp.                                   5.38              9/15/2017                 552
       2,000    Regency Centers, LP                                   5.25              8/01/2015               2,074
       2,596    Simon Property Group, LP                              4.20              2/01/2015               2,604
                                                                                                         ------------
                                                                                                                8,759
                                                                                                         ------------
                THRIFTS & MORTGAGE FINANCE (0.7%)
       4,000    Chittenden Corp.                                      0.92(a)           2/14/2017               3,974
                                                                                                         ------------
                Total Financials                                                                              161,507
                                                                                                         ------------

                HEALTH CARE (2.4%)
                ------------------
                HEALTH CARE EQUIPMENT (0.3%)
       2,000    Mallinckrodt International Finance S.A.               3.50              4/15/2018               1,945
                                                                                                         ------------

================================================================================

3  | USAA Ultra Short-Term Bond Fund

================================================================================

PRINCIPAL                                                                                                      MARKET
AMOUNT                                                              COUPON                                      VALUE
(000)           SECURITY                                              RATE               MATURITY               (000)
---------------------------------------------------------------------------------------------------------------------
                HEALTH CARE FACILITIES (0.5%)
$      1,683    HCA, Inc. (b)                                         2.65%             2/02/2016        $      1,678
         990    HCA, Inc. (b)                                         2.90              3/31/2017                 985
                                                                                                         ------------
                                                                                                                2,663
                                                                                                         ------------
                HEALTH CARE SERVICES (1.2%)
       2,289    Express Scripts Holding Co. (b)                       1.90              8/29/2016               2,287
       1,843    Fresenius Medical Care AG & Co. KGaA (b)              1.99             10/30/2017               1,842
         768    Laboratory Corp. of America Holdings                  2.20              8/23/2017                 778
       2,000    Quest Diagnostics, Inc.                               2.70              4/01/2019               2,012
                                                                                                         ------------
                                                                                                                6,919
                                                                                                         ------------
                PHARMACEUTICALS (0.4%)
       2,000    AbbVie, Inc.                                          1.00(a)          11/06/2015               2,015
                                                                                                         ------------
                Total Health Care                                                                              13,542
                                                                                                         ------------
                INDUSTRIALS (4.1%)
                ------------------
                AIRLINES (1.1%)
       5,125    Aviation Capital Group Corp. (c)                      3.88              9/27/2016               5,274
       1,033    Continental Airlines, Inc. "B" Pass-Through Trust     6.25              4/13/2020               1,100
                                                                                                         ------------
                                                                                                                6,374
                                                                                                         ------------
                CONSTRUCTION MACHINERY & HEAVY TRUCKS (0.4%)
       1,500    CNH Industrial Capital, LLC                           3.88             11/01/2015               1,517
         500    CNH Industrial Capital, LLC                           3.25              2/01/2017                 495
                                                                                                         ------------
                                                                                                                2,012
                                                                                                         ------------
                TRADING COMPANIES & DISTRIBUTORS (0.8%)
       2,000    International Lease Finance Corp.                     2.18(a)           6/15/2016               1,987
       1,089    International Lease Finance Corp. (c)                 6.75              9/01/2016               1,179
       1,000    International Lease Finance Corp. (c)                 7.13              9/01/2018               1,128
                                                                                                         ------------
                                                                                                                4,294
                                                                                                         ------------
                TRUCKING (1.8%)
       2,985    Avis Budget Car Rental, LLC (b)                       3.00              3/15/2019               2,958
       1,990    Hertz Corp. (b)                                       3.00              3/11/2018               1,934
       3,000    Penske Truck Leasing Co., LP / PTL Finance
                     Corp. (c)                                        3.13              5/11/2015               3,043
       1,000    Penske Truck Leasing Co., LP / PTL Finance
                     Corp. (c)                                        2.50              3/15/2016               1,021
       1,000    Penske Truck Leasing Co., LP / PTL Finance
                     Corp. (c)                                        2.88              7/17/2018               1,024
                                                                                                         ------------
                                                                                                                9,980
                                                                                                         ------------
                Total Industrials                                                                              22,660
                                                                                                         ------------
                INFORMATION TECHNOLOGY (0.4%)
                -----------------------------
                ELECTRONIC COMPONENTS (0.4%)
       2,000    Amphenol Corp.                                        2.55              1/30/2019               2,015
                                                                                                         ------------
                MATERIALS (2.2%)
                ----------------
                ALUMINUM (0.7%)
       1,000    Alcoa, Inc.                                           5.55              2/01/2017               1,074
       2,793    Alcoa, Inc.                                           5.72              2/23/2019               3,032
                                                                                                         ------------
                                                                                                                4,106
                                                                                                         ------------
                CONSTRUCTION MATERIALS (0.9%)
       5,000    Martin Marietta Materials, Inc. (c)                   1.33(a)           6/30/2017               5,025
                                                                                                         ------------
                DIVERSIFIED METALS & MINING (0.4%)
       2,000    Freeport-McMoRan, Inc.                                2.38              3/15/2018               2,007
                                                                                                         ------------

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                                                   Portfolio of Investments |  4

================================================================================

PRINCIPAL                                                                                                      MARKET
AMOUNT                                                              COUPON                                      VALUE
(000)           SECURITY                                              RATE               MATURITY               (000)
---------------------------------------------------------------------------------------------------------------------
                SPECIALTY CHEMICALS (0.2%)
$      1,000    Ashland, Inc.                                         3.88%             4/15/2018        $      1,007
                                                                                                         ------------
                Total Materials                                                                                12,145
                                                                                                         ------------

                TELECOMMUNICATION SERVICES (1.1%)
                ---------------------------------
                INTEGRATED TELECOMMUNICATION SERVICES (0.4%)
       2,000    Verizon Communications, Inc.                          2.50              9/15/2016               2,053
                                                                                                         ------------
                WIRELESS TELECOMMUNICATION SERVICES (0.7%)
       3,990    Crown Castle Operating Co. (b),(f)                    3.00              1/31/2019               3,954
                                                                                                         ------------
                Total Telecommunication Services                                                                6,007
                                                                                                         ------------

                UTILITIES (1.7%)
                ----------------
                ELECTRIC UTILITIES (1.7%)
       2,000    FirstEnergy Corp.                                     2.75              3/15/2018               2,010
       5,000    IPALCO Enterprises, Inc.                              5.00              5/01/2018               5,294
         710    PPL Energy Supply, LLC                                5.70             10/15/2015                 737
       1,186    Trans-Allegheny Interstate Line Co. (c)               4.00              1/15/2015               1,197
                                                                                                         ------------
                                                                                                                9,238
                                                                                                         ------------
                Total Utilities                                                                                 9,238
                                                                                                         ------------
                Total Corporate Obligations (cost: $257,165)                                                  258,764
                                                                                                         ------------

                EURODOLLAR AND YANKEE OBLIGATIONS (22.7%)

                CONSUMER DISCRETIONARY (2.8%)
                -----------------------------
                AUTOMOBILE MANUFACTURERS (2.8%)
       2,000    Daimler Finance N.A., LLC (c)                         0.83(a)           1/09/2015               2,003
       1,000    Daimler Finance N.A., LLC (c)                         1.65              4/10/2015               1,006
       1,000    Daimler Finance N.A., LLC (c)                         0.92(a)           8/01/2016               1,010
       1,200    Hyundai Capital Services, Inc. (c)                    1.03(a)           3/18/2017               1,205
       1,375    Nissan Motor Acceptance Corp. (c)                     4.50              1/30/2015               1,393
       1,000    Nissan Motor Acceptance Corp. (c)                     0.94(a)           9/26/2016               1,009
       1,765    Nissan Motor Acceptance Corp. (c)                     0.78(a)           3/03/2017               1,772
       3,000    Nissan Motor Acceptance Corp. (c)                     1.95              9/12/2017               3,032
       1,000    Nissan Motor Acceptance Corp. (c)                     2.35              3/04/2019               1,002
       2,000    Volkswagen AG (c)                                     0.60(a)           5/23/2017               2,003
                                                                                                         ------------
                                                                                                               15,435
                                                                                                         ------------
                Total Consumer Discretionary                                                                   15,435
                                                                                                         ------------

                ENERGY (3.4%)
                -------------
                INTEGRATED OIL & GAS (2.6%)
       2,000    BP Capital Markets plc                                0.66(a)          11/07/2016               2,004
       3,495    BP Capital Markets plc                                1.63              8/17/2017               3,498
       2,000    Petrobras Global Finance B.V.                         1.85(a)           5/20/2016               2,003
       2,000    Petrobras International Finance Co.                   3.88              1/27/2016               2,052
       2,000    Petrobras International Finance Co.                   3.50              2/06/2017               2,040
       3,000    TransCanada PipeLines Ltd.                            0.91(a)           6/30/2016               3,026
                                                                                                         ------------
                                                                                                               14,623
                                                                                                         ------------
                OIL & GAS EXPLORATION & PRODUCTION (0.4%)
       2,000    Woodside Finance Ltd. (c)                             4.50             11/10/2014               2,008
                                                                                                         ------------
                OIL & GAS STORAGE & TRANSPORTATION (0.4%)
       1,000    Enbridge, Inc.                                        0.88(a)          10/01/2016               1,007
       1,500    Enbridge, Inc.                                        0.68(a)           6/02/2017               1,506
                                                                                                         ------------
                                                                                                                2,513
                                                                                                         ------------
                Total Energy                                                                                   19,144
                                                                                                         ------------

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5  | USAA Ultra Short-Term Bond Fund

================================================================================

PRINCIPAL                                                                                                      MARKET
AMOUNT                                                              COUPON                                      VALUE
(000)           SECURITY                                              RATE               MATURITY               (000)
---------------------------------------------------------------------------------------------------------------------
                FINANCIALS (9.2%)
                -----------------
                CONSUMER FINANCE (0.7%)
$      4,000    American Honda Finance Corp. (c)                      0.61%(a)          5/26/2016        $      4,021
                                                                                                         ------------
                DIVERSIFIED BANKS (5.3%)
       2,000    Abbey National Treasury Services                      0.74(a)           3/13/2017               2,006
       2,000    ABN AMRO Bank N.V. (c)                                1.38              1/22/2016               2,015
       2,000    ABN AMRO Bank N.V. (c)                                1.04(a)          10/28/2016               2,020
       1,000    ANZ New Zealand International Ltd. (c)                3.13              8/10/2015               1,023
       1,000    ANZ New Zealand International Ltd. (c)                1.85             10/15/2015               1,012
       2,000    Banco Santander Chile (c)                             1.13(a)           4/11/2017               2,007
       3,000    Canadian Imperial Bank of Commerce                    0.75(a)           7/18/2016               3,019
         970    Commonwealth Bank of Australia (c)                    3.75             10/15/2014                 971
       1,500    Commonwealth Bank of Australia                        1.95              3/16/2015               1,511
       2,000    Commonwealth Bank of Australia (c)                    0.73(a)           9/20/2016               2,014
       1,000    Norddeutsche Landesbank Girozentrale (c)              0.88             10/16/2015               1,003
       1,950    Rabobank Nederland (c)                                3.20              3/11/2015               1,973
       2,225    Standard Chartered Bank (c)                           6.40              9/26/2017               2,494
       2,000    Standard Chartered plc (c)                            3.20              5/12/2016               2,071
       2,000    Svenska Handelsbanken AB                              0.70(a)           9/23/2016               2,013
       2,000    Swedbank AB (c)                                       1.75              3/12/2018               1,993
                                                                                                         ------------
                                                                                                               29,145
                                                                                                         ------------
                DIVERSIFIED CAPITAL MARKETS (0.5%)
       1,000    Credit Suisse New York                                3.50              3/23/2015               1,015
       2,000    Deutsche Bank AG                                      0.84(a)           2/13/2017               2,011
                                                                                                         ------------
                                                                                                                3,026
                                                                                                         ------------
                DIVERSIFIED REAL ESTATE ACTIVITIES (0.3%)
       1,500    Brookfield Asset Management, Inc.                     5.80              4/25/2017               1,646
                                                                                                         ------------
                LIFE & HEALTH INSURANCE (0.4%)
       2,000    Sun Canada Financial Co. (c)                          7.25             12/15/2015               2,147
                                                                                                         ------------
                OTHER DIVERSIFIED FINANCIAL SERVICES (1.1%)
       2,000    ING Bank N.V. (c)                                     1.87(a)           9/25/2015               2,031
       2,000    ING Bank N.V. (c)                                     2.00              9/25/2015               2,026
       2,000    ING Bank N.V. (c)                                     1.18(a)           3/07/2016               2,020
                                                                                                         ------------
                                                                                                                6,077
                                                                                                         ------------
                PROPERTY & CASUALTY INSURANCE (0.9%)
       2,000    QBE Insurance Group Ltd. (c)                          2.40              5/01/2018               2,002
       3,000    Suncorp-Metway Ltd. (c)                               0.93(a)           3/28/2017               3,002
                                                                                                         ------------
                                                                                                                5,004
                                                                                                         ------------
                Total Financials                                                                               51,066
                                                                                                         ------------

                INDUSTRIALS (3.1%)
                ------------------
                AIRPORT SERVICES (0.5%)
       3,000    Heathrow Funding Ltd. (c)                             2.50              6/25/2015               3,038
                                                                                                         ------------
                DIVERSIFIED SUPPORT SERVICES (0.9%)
       5,000    Brambles USA, Inc. (c),(d)                            3.95              4/01/2015               5,078
                                                                                                         ------------
                INDUSTRIAL CONGLOMERATES (1.2%)
       2,525    Hutchison Whampoa International Ltd. (c)              4.63              9/11/2015               2,614
       4,000    Hutchison Whampoa International Ltd. (c)              2.00             11/08/2017               4,040
                                                                                                         ------------
                                                                                                                6,654
                                                                                                         ------------
                MARINE (0.2%)
       1,000    A.P. Moeller-Maersk A/S (c)                           2.55              9/22/2019               1,004
                                                                                                         ------------
                RAILROADS (0.3%)
       1,500    Asciano Finance Ltd. (c)                              3.13              9/23/2015               1,528
                                                                                                         ------------

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

PRINCIPAL                                                                                                      MARKET
AMOUNT                                                              COUPON                                      VALUE
(000)           SECURITY                                              RATE               MATURITY               (000)
---------------------------------------------------------------------------------------------------------------------
                Total Industrials                                                                        $     17,302
                                                                                                         ------------

                INFORMATION TECHNOLOGY (0.2%)
                -----------------------------
                SEMICONDUCTORS (0.2%)
$      1,000    NXP BV / NXP Funding, LLC (c)                         3.75%             6/01/2018                 988
                                                                                                         ------------
                MATERIALS (3.8%)
                ----------------
                DIVERSIFIED METALS & MINING (2.5%)
       3,000    Anglo American Capital plc (c)                        1.18(a)           4/15/2016               3,018
       1,750    Glencore Finance Canada Ltd. (c)                      2.85             11/10/2014               1,754
       2,000    Glencore Finance Canada Ltd. (c)                      2.05             10/23/2015               2,023
       2,000    Glencore Funding, LLC (c)                             1.70              5/27/2016               2,014
       1,000    Glencore Funding, LLC (c)                             3.13              4/29/2019               1,003
       3,000    Rio Tinto Finance USA plc                             1.07(a)           6/17/2016               3,029
       1,000    Vedanta Resources plc (c)                             6.75              6/07/2016               1,049
                                                                                                         ------------
                                                                                                               13,890
                                                                                                         ------------
                FERTILIZERS & AGRICULTURAL CHEMICALS (0.6%)
       3,000    Yara International ASA (c)                            5.25             12/15/2014               3,028
                                                                                                         ------------
                STEEL (0.7%)
       2,000    ArcelorMittal                                         4.25              2/25/2015               2,013
       2,000    ArcelorMittal                                         4.25              3/01/2016               2,050
                                                                                                         ------------
                                                                                                                4,063
                                                                                                         ------------
                Total Materials                                                                                20,981
                                                                                                         ------------

                UTILITIES (0.2%)
                ----------------
                INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.2%)
       1,500    Transalta Corp.                                       4.75              1/15/2015               1,517
                                                                                                         ------------
                Total Eurodollar and Yankee Obligations (cost: $125,660)                                      126,433
                                                                                                         ------------

                ASSET-BACKED SECURITIES (6.2%)

                FINANCIALS (6.2%)
                -----------------
                ASSET-BACKED FINANCING (6.2%)
       2,000    AmeriCredit Automobile Receivables Trust              4.26              2/08/2017               2,047
       2,000    AmeriCredit Automobile Receivables Trust              4.00              5/08/2017               2,045
       1,005    AmeriCredit Automobile Receivables Trust              2.42              5/08/2018               1,023
       2,222    Arran Residential Mortgages Funding plc (c)           1.68(a)          11/19/2047               2,247
       2,000    California Republic Auto Receivables Trust            1.57             12/16/2019               1,989
       2,200    California Republic Auto Receivables Trust            2.30             12/16/2019               2,181
       1,000    California Republic Auto Receivables Trust            2.34              4/15/2020                 988
       2,500    Chase Issuance Trust                                  0.61(a)           4/15/2019               2,485
       1,000    CNH Equipment Trust                                   1.61              5/17/2021                 994
       1,000    Credit Acceptance Auto Loan Trust (c)                 1.21             10/15/2020               1,002
       1,000    Credit Acceptance Auto Loan Trust (c)                 1.83              4/15/2021               1,006
         881    Exeter Automobile Receivables Trust (c)               1.49             11/15/2017                 884
       2,016    Exeter Automobile Receivables Trust (c)               1.29              5/15/2018               2,019
       1,000    GE Dealer Floorplan Master Note Trust                 0.55(a)           4/20/2018               1,003
       3,000    GE Equipment Small Ticket, LLC (c)                    1.39              7/24/2020               3,028
       1,392    Gracechurch Mortgage Financing plc (c)                1.78(a)          11/20/2056               1,399
         885    Holmes Master Issuer plc (c)                          1.78(a)          10/15/2054                 888
       2,013    Prestige Auto Receivables Trust (c)                   0.97              3/15/2018               2,014
       1,855    Santander Drive Auto Receivables Trust                4.01              2/15/2017               1,900
       1,118    Santander Drive Auto Receivables Trust                3.89              7/17/2017               1,119
       2,000    Santander Drive Auto Receivables Trust                1.45              5/15/2019               1,992
                                                                                                         ------------
                                                                                                               34,253
                                                                                                         ------------
                Total Financials                                                                               34,253
                                                                                                         ------------
                Total Asset-Backed Securities (cost: $34,115)                                                  34,253
                                                                                                         ------------

================================================================================

7  | USAA Ultra Short-Term Bond Fund

================================================================================

PRINCIPAL                                                                                                      MARKET
AMOUNT                                                              COUPON                                      VALUE
(000)           SECURITY                                              RATE               MATURITY               (000)
---------------------------------------------------------------------------------------------------------------------
                COMMERCIAL MORTGAGE SECURITIES (13.0%)

                FINANCIALS (13.0%)
                ------------------
                COMMERCIAL MORTGAGE-BACKED SECURITIES (13.0%)
$      1,500    Banc of America Commercial Mortgage, Inc.             4.73%             7/10/2043        $      1,530
       2,405    Banc of America Commercial Mortgage, Inc.             5.68              7/10/2046               2,592
         180    Banc of America Commercial Mortgage, Inc.             5.62              2/10/2051                 180
       2,000    Banc of America Commercial Mortgage, Inc.             6.43              2/10/2051               2,236
       2,000    Banc of America Commercial Mortgage, Inc.             6.47              2/10/2051               2,247
       1,500    Banc of America Merrill Lynch Commercial
                     Mortgage Securities Trust (c)                    0.96              6/15/2028               1,501
       1,500    Banc of America Merrill Lynch Commercial
                     Mortgage Securities Trust (c)                    1.26              6/15/2028               1,500
       1,777    Bear Stearns Commercial Mortgage Securities,
                     Inc.                                             5.41             12/11/2040               1,840
       1,262    Bear Stearns Commercial Mortgage Securities,
                     Inc.                                             4.67              6/11/2041               1,280
       2,000    CGWF Commercial Mortgage Trust (c)                    1.10             11/15/2030               2,001
         969    Chase Commercial Mortgage Securities Corp. (c)        6.56              5/18/2030               1,011
       3,000    Citigroup Commercial Mortgage Trust (c)               1.20              6/15/2033               3,007
       1,118    Citigroup Deutsche Bank Commercial Mortgage
                     Trust                                            5.28             12/11/2049               1,130
         796    Commercial Mortgage Trust (c)                         1.67             10/13/2028                 801
       1,700    Commercial Mortgage Trust (c)                         1.76              2/13/2032               1,706
         520    Commercial Mortgage Trust                             5.97              6/10/2046                 555
       2,489    Commercial Mortgage Trust                             1.28              8/10/2046               2,483
       1,478    Credit Suisse First Boston Mortgage Securities
                     Corp.                                            4.83              4/15/2037               1,496
         923    GE Capital Commercial Mortgage Corp.                  5.49             11/10/2045                 926
       2,000    Greenwich Capital Commercial Funding Corp.            6.01              7/10/2038               2,138
       2,861    GS Mortgage Securities Corp. II                       4.75              7/10/2039               2,884
       3,000    GS Mortgage Securities Trust                          5.62              4/10/2038               3,152
      43,523    GS Mortgage Securities Trust, acquired
                     1/02/2014; cost $1,773(c),(e)                    1.19              3/10/2044               1,367
       1,389    GS Mortgage Securities Trust                          1.21              7/10/2046               1,392
       2,000    GS Mortgage Securities Trust                          1.51              9/10/2047               1,999
       2,000    Hilton USA Trust (c)                                  1.66             11/05/2030               2,003
       1,000    Hilton USA Trust (c)                                  3.37             11/05/2030               1,018
         478    J.P. Morgan Chase Commercial Mortgage
                     Securities Corp. (c)                             1.10             12/15/2030                 478
       2,000    J.P. Morgan Chase Commercial Mortgage
                     Securities Corp. (c)                             1.90             12/15/2030               2,003
         309    J.P. Morgan Chase Commercial Mortgage
                     Securities Corp.                                 5.12              7/15/2041                 311
       1,155    J.P. Morgan Chase Commercial Mortgage
                     Securities Corp.                                 5.46              1/12/2043               1,203
       1,300    J.P. Morgan Chase Commercial Mortgage
                     Securities Corp. (c)                             3.62             11/15/2043               1,367
         337    J.P. Morgan Chase Commercial Mortgage
                     Securities Corp.                                 5.45             12/12/2043                 336
         826    J.P. Morgan Chase Commercial Mortgage
                     Securities Corp.                                 5.43             12/15/2044                 829
         278    J.P. Morgan Chase Commercial Mortgage
                     Securities Corp.                                 6.06              4/15/2045                 283
       1,000    J.P. Morgan Chase Commercial Mortgage
                     Securities Corp. (c)                             4.39              2/15/2046               1,079
         141    J.P. Morgan Chase Commercial Mortgage
                     Securities Corp.                                 5.82              2/12/2051                 141
      11,847    JPMBB Commercial Morgage Securities Trust,
                     acquired 4/30/2014; cost $773(e)                 1.45              4/15/2047                 729
          15    LB-UBS Commercial Mortgage Trust                      5.17             11/15/2030                  15

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

PRINCIPAL                                                                                                      MARKET
AMOUNT                                                              COUPON                                      VALUE
(000)           SECURITY                                              RATE               MATURITY               (000)
---------------------------------------------------------------------------------------------------------------------
$        126    LB-UBS Commercial Mortgage Trust                      4.57%             1/15/2031        $        129
       2,383    LB-UBS Commercial Mortgage Trust                      5.16              2/15/2031               2,471
          41    Merrill Lynch-Countrywide Commercial
                     Mortgage Trust                                   5.69              8/12/2049                  41
         181    Morgan Stanley Capital I, Inc.                        4.97              8/13/2042                 181
       2,030    Morgan Stanley Capital I, Inc.                        5.33              3/15/2044               2,046
       2,965    Morgan Stanley-BAML Trust                             1.55              8/15/2047               2,957
       1,651    Motel 6 Trust (c)                                     1.50             10/05/2025               1,639
       3,000    SCG Trust (c)                                         1.55             11/15/2026               3,012
         500    Timberstar Trust (c)                                  6.21             10/15/2036                 525
         348    Wachovia Bank Commercial Mortgage Trust               5.94              6/15/2045                 352
       3,000    Wells Fargo Commercial Mortgage Trust (c)             1.18              2/15/2027               3,002
       1,000    Wells Fargo Commercial Mortgage Trust (c)             1.50              2/15/2027               1,001
                                                                                                         ------------
                                                                                                               72,105
                                                                                                         ------------
                Total Financials                                                                               72,105
                                                                                                         ------------
                Total Commercial Mortgage Securities (cost: $71,998)                                           72,105
                                                                                                         ------------

                U.S. GOVERNMENT AGENCY ISSUES (0.5%)(G)

                COMMERCIAL MORTGAGE-BACKED SECURITIES (0.5%)
      13,868    Fannie Mae (+)                                        2.32             12/25/2019                 979
      22,046    Freddie Mac (+)                                       1.84              4/25/2017                 715
       5,241    Freddie Mac (+)                                       3.27              1/25/2019                 559
       6,131    Freddie Mac (+)                                       1.51             11/25/2019                 355
                                                                                                         ------------
                                                                                                                2,608
                                                                                                         ------------
                Total U.S. Government Agency Issues (cost: $2,494)                                              2,608
                                                                                                         ------------

                MUNICIPAL BONDS (3.5%)

                AGRICULTURAL PRODUCTS (0.4%)
       2,000    Washington County                                     1.38              9/01/2030(h)            2,014
                                                                                                         ------------
                AIRPORT/PORT (0.2%)
       1,000    Louisiana Offshore Terminal Auth.                     2.20             10/01/2040(h)            1,007
                                                                                                         ------------
                EDUCATION (0.1%)
         855    Pinellas County Educational Facilities Auth.          5.00             10/01/2014                 855
                                                                                                         ------------
                ELECTRIC UTILITIES (0.5%)
       3,000    Beaver County IDA                                     2.20              1/01/2035(h)            3,035
                                                                                                         ------------
                ELECTRIC/GAS UTILITIES (1.1%)
       1,000    Jackson Energy Auth.                                  1.50              4/01/2017               1,014
       5,000    South Carolina Public Service Auth.                   1.26(a)           6/01/2016               5,033
                                                                                                         ------------
                                                                                                                6,047
                                                                                                         ------------
                ENVIRONMENTAL & FACILITIES SERVICES (0.2%)
       1,000    South Carolina Jobs EDA                               1.88             11/01/2016               1,024
                                                                                                         ------------
                GENERAL OBLIGATION (0.7%)
       1,760    Illinois                                              4.42              4/01/2015               1,792
       1,250    Town of Stratford                                     2.49              8/15/2017               1,290
       1,000    West Haven                                            0.99              3/15/2015               1,000
                                                                                                         ------------
                                                                                                                4,082
                                                                                                         ------------
                SALES TAX (0.2%)
       1,000    Arizona School Facilities Board                       2.08              9/01/2018               1,013
                                                                                                         ------------

================================================================================

9  | USAA Ultra Short-Term Bond Fund

================================================================================

PRINCIPAL                                                                                                      MARKET
AMOUNT                                                              COUPON                                      VALUE
(000)           SECURITY                                              RATE               MATURITY               (000)
---------------------------------------------------------------------------------------------------------------------
                TOLL ROADS (0.1%)
$        500    Tampa-Hillsborough County Expressway Auth.            1.79%             7/01/2017        $        502
                                                                                                         ------------
                Total Municipal Bonds (cost: $19,398)                                                          19,579
                                                                                                         ------------
                EXCHANGE-TRADED FUNDS (0.2%)
          40    SPDR Barclays Short-Term Corporate Bond ETF (cost: $1,232)                                      1,228
                                                                                                         ------------

                MONEY MARKET INSTRUMENTS (7.4%)

                VARIABLE-RATE DEMAND NOTES (7.4%)

                CONSUMER DISCRETIONARY (0.6%)
                -----------------------------
                EDUCATION SERVICES (0.6%)
       3,135    Frisch School (LOC - Santander Bank, N.A.)            1.29              5/01/2036               3,135
                                                                                                         ------------

                FINANCIALS (1.5%)
                -----------------
                REAL ESTATE OPERATING COMPANIES (1.5%)
       4,100    MOBR 04, LLC (LOC - Compass Bank)                     1.50              9/01/2024               4,100
       4,000    New York City Housing Dev. Corp. (LOC - RBS
                     Citizens, N.A.)                                  0.22              3/01/2048               4,000
                                                                                                         ------------
                                                                                                                8,100
                                                                                                         ------------
                Total Financials                                                                                8,100
                                                                                                         ------------

                INDUSTRIALS (0.8%)
                ------------------
                AIRPORT SERVICES (0.8%)
       4,760    Metropolitan Nashville Airport Auth.
                     (LOC - Regions Bank)                             2.12              4/01/2030               4,760
                                                                                                         ------------

                MATERIALS (1.4%)
                ----------------
                STEEL (1.4%)
       1,950    Berkeley County                                       0.26              9/01/2028               1,950
         800    Blytheville                                           0.26              6/01/2028                 800
         522    Decatur IDB                                           0.26              8/01/2036                 522
       4,325    Indiana Finance Auth. (LOC - Banco Bilbao
                     Vizcaya Argentaria S.A.)                         0.52              8/01/2030               4,325
                                                                                                         ------------
                                                                                                                7,597
                                                                                                         ------------
                Total Materials                                                                                 7,597
                                                                                                         ------------

                MUNICIPAL BONDS (2.8%)
                ----------------------
                APPROPRIATED DEBT (1.3%)
       7,000    Sports & Exhibition Auth. of Pittsburgh &
                     Allegheny County (INS) (LIQ)                     0.30             11/01/2039               7,000
                                                                                                         ------------
                EDUCATION (0.5%)
       2,600    California Infrastructure and Economic Dev.
                     Bank (LOC - California Bank & Trust)             0.22             10/01/2028               2,600
                                                                                                         ------------
                MULTIFAMILY HOUSING (1.0%)
       1,140    Albany Housing Auth. (LOC - RBS Citizens, N.A.)       0.46             12/01/2025               1,140
       3,000    Dallas Housing Finance Corp. (LIQ) (LOC -
                     Citigroup, Inc.)(c)                              1.00              9/01/2019               3,000

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

PRINCIPAL                                                                                                      MARKET
AMOUNT                                                              COUPON                                      VALUE
(000)           SECURITY                                              RATE               MATURITY               (000)
---------------------------------------------------------------------------------------------------------------------
$      1,700    Florida Housing Finance Corp. (LOC - SunTrust Bank)   0.26%             4/01/2034        $      1,700
                                                                                                         ------------
                                                                                                                5,840
                                                                                                         ------------
                Total Municipal Bonds                                                                          15,440
                                                                                                         ------------

                UTILITIES (0.3%)
                ----------------
                ELECTRIC UTILITIES (0.2%)
       1,000    Indiana Dev. Finance Auth.                            0.35             12/01/2038               1,000
                                                                                                         ------------
                WATER UTILITIES (0.1%)
         930    Iowa Finance Auth. (LOC - Societe Generale)           0.25             11/01/2017                 930
                                                                                                         ------------
                Total Utilities                                                                                 1,930
                                                                                                         ------------
                Total Variable-Rate Demand Notes                                                               40,962
                                                                                                         ------------

NUMBER
OF SHARES
---------------------------------------------------------------------------------------------------------------------
                MONEY MARKET FUNDS (0.0%)
      16,829    State Street Institutional Liquid Reserves Fund Premier Class, 0.09% (i)                           17
                                                                                                         ------------
                Total Money Market Instruments (cost: $40,979)                                                 40,979
                                                                                                         ------------

                TOTAL INVESTMENTS (COST: $553,041)                                                       $    555,949
                                                                                                         ============

($ IN 000s)                                                  VALUATION HIERARCHY
                                                             -------------------

                                           (LEVEL 1)            (LEVEL 2)             (LEVEL 3)
                                         QUOTED PRICES            OTHER              SIGNIFICANT
                                           IN ACTIVE           SIGNIFICANT          UNOBSERVABLE
                                            MARKETS            OBSERVABLE               INPUTS
                                         FOR IDENTICAL           INPUTS
ASSETS                                       ASSETS                                                           TOTAL
-----------------------------------------------------------------------------------------------------------------------
Bonds:
  Corporate Obligations                  $          -          $     258,764        $          -          $     258,764
  Eurodollar and Yankee Obligations                 -                126,433                   -                126,433
  Asset-Backed Securities                           -                 34,253                   -                 34,253
  Commercial Mortgage Securities                    -                 72,105                   -                 72,105
  U.S. Government Agency Issues                     -                  2,608                   -                  2,608
  Municipal Bonds                                   -                 19,579                   -                 19,579
  Exchange-Traded Funds                         1,228                      -                   -                  1,228
Money Market Instruments:
  Variable-Rate Demand Notes                        -                 40,962                   -                 40,962
  Money Market Funds                               17                      -                   -                     17
-----------------------------------------------------------------------------------------------------------------------
Total                                    $      1,245          $     554,704        $          -          $     555,949
-----------------------------------------------------------------------------------------------------------------------

For the period of January 1, 2014, through September 30, 2014, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

11  | USAA Ultra Short-Term Bond Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

September 30, 2014 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. The information presented in this quarterly report pertains only to the USAA Ultra Short-Term Bond Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund consists of two classes of shares: Ultra Short-Term Bond Fund Shares (Fund Shares) and Ultra Short-Term Bond Fund Institutional Shares (Institutional Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA Fund participating in a fund-of-funds investment strategy (USAA fund-of-funds).

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation

================================================================================

12  | USAA Ultra Short-Term Bond Fund

================================================================================

comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

2. Investments in open-end investment companies, hedge, or other funds, other than exchange-traded funds, are valued at their net asset value (NAV) at the end of each business day.

3. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

4. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or

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13  | USAA Ultra Short-Term Bond Fund

================================================================================

indirectly, and market-corroborated inputs such as market indices. Level 2 securities include certain bonds, valued based on methods discussed in Note A1, and variable-rate demand notes, which are valued at amortized cost.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis and delayed-draw loan commitments may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested.

D. As of September 30, 2014, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of September 30, 2014, were $3,544,000 and $636,000, respectively, resulting in net unrealized appreciation of $2,908,000.

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $555,642,000 at September 30, 2014, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 23.9% of net assets at September 30, 2014.

CATEGORIES AND DEFINITIONS

EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES - Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents when the final principal payment will be made for all underlying loans. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially

================================================================================

                                         Notes to Portfolio of Investments |  14

================================================================================

shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

EDA        Economic Development Authority
IDA        Industrial Development Authority/Agency
IDB        Industrial Development Board
REIT       Real estate investment trust

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS)      Principal and interest payments are insured by Assured
           Guaranty Municipal Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
(LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: Citigroup, Inc. or PNC Bank, N.A.
(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

SPECIFIC NOTES

(a) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the rate at September 30, 2014.
(b) Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at September 30, 2014. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. Security deemed liquid by the Manager, under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

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15  | USAA Ultra Short-Term Bond Fund

================================================================================

(c) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(d) At September 30, 2014, the security, or a portion thereof, were segregated to cover delayed-delivery and/or when-issued purchases.
(e) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at September 30, 2014, was $2,096,000, which represented 0.4% of the Fund's net assets.
(f) At September 30, 2014, the aggregate market value of securities purchased on a delayed delivery basis was $1,982,000.
(g) U.S. government agency issues - Mortgage-backed securities issued by certain U.S. Government Sponsored Enterprises (GSEs) such as the Government National Mortgage Association (GNMA or Ginnie Mae) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by other GSEs, such as Freddie Mac (Federal Home Loan Mortgage Corporation or FHLMC) and Fannie Mae (Federal National Mortgage Association or
       FNMA), indicated with a "+", are supported only by the right of the GSE to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the GSEs' obligations, or only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to act as conservator and oversee their daily operations. In addition, the U.S. Treasury entered into purchase agreements with Fannie Mae and Freddie Mac to provide them with capital in exchange for senior preferred stock. While these arrangements are intended to ensure that Fannie Mae and Freddie Mac can continue to meet their obligations, it is possible that actions by the U.S. Treasury, FHFA, or others could adversely impact the value of the Fund's investments in securities issued by Fannie Mae and Freddie Mac.
(h) Put bond - provides the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.
(i) Rate represents the money market fund annualized seven-day yield at September 30, 2014.

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                                         Notes to Portfolio of Investments |  16

ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended September 30, 2014

By:      /S/ DANIEL J. MAVICO
         --------------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:     11/20/2014
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     11/21/2014
         ------------------------------


By:      /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     11/20/2014
         ------------------------------